CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 76,508	$ 56,709
Marketable securities	190,369	232,413
Accounts receivable, net of allowance for expected credit losses	28,258	32,141
Inventory	31,028	32,775
Prepaid expenses and other current assets	8,839	9,556
Total current assets	335,002	363,594
Restricted cash	2,639	2,610
Property and equipment, net	16,457	17,150
Intangible assets, net	16,520	4,031
Goodwill	6,574	0
Operating lease right-of-use assets	15,971	16,339
Other non-current assets	3,349	2,809
Total assets	396,512	406,533
Current liabilities:
Accounts payable	6,731	6,953
Accrued compensation and benefits	6,308	12,620
Accrued expenses and other current liabilities	13,314	8,851
Deferred revenue	9,102	8,827
Operating lease liabilities	4,940	4,756
Total current liabilities	40,395	42,007
Deferred revenue, net of current portion	1,098	1,073
Operating lease liabilities, net of current portion	31,467	32,615
Non-current portion of contingent consideration	6,337	0
Other non-current liabilities	822	800
Total liabilities	80,119	76,495
Commitments and contingencies (Note 13)
Stockholders' equity:
Common stock: $0.001 par value per share; Authorized: 120,000 shares; Issued and outstanding: 38,801 and 38,544 shares at March 31, 2025 and December 31, 2024, respectively	39	39
Additional paid-in capital	808,760	803,160
Accumulated other comprehensive loss	(1,821)	(3,080)
Accumulated deficit	(490,585)	(470,081)
Total stockholders' equity	316,393	330,038
Total liabilities and stockholders' equity	$ 396,512	$ 406,533